Income taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income taxes
Summary of taxation recognized in consolidated profit or loss

	For the year ended
	June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year	345,433	306,679	200,170
Deferred tax
Origination and reversal of temporary differences (Note 11(d))	(65,850)	(95,730)	13,085
Tax expense on continuing operations	279,583	210,949	213,255

Summary of reconciliation between tax expense and accounting profit at applicable tax rates

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit / (loss) before taxation	289,004	80,818	(1,216,192)
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	63,918	(48,050)	118,766
Tax effect of share-based compensation expenses and employee compensation expenses (Note 8(i))	30,514	96,011	70,330
Tax effect of other non-deductible expenses	11,800	6,566	10,433
Tax effect of deemed sales	11,277	—	—
Tax effect of loss from waiver of intercompany receivables of discontinued operations	—	(61,548)	—
Tax benefit from disposal of subsidiaries	—	(24,779)	—
Effect of preferential tax treatments on assessable profits of a subsidiary (Note 11(a)(3))	(47,912)	(34,876)	(34,218)
Effect of fair value changes of paid-in capital subject to redemption and other preferential rights not recognized	177,446	207,942	—
Tax effect of exempted and non-taxable interest income	—	—	(6,245)
Effect of unused tax losses not recognized	21,173	35,382	72,969
Effect of deductible temporary differences not recognized / (utilized)	11,367	34,301	(18,780)
Actual tax expenses	279,583	210,949	213,255

Summary of income tax on discontinued operations

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Tax charge on losses from ordinary activities of discontinued operations (Note 5(a))	6,754	—	—
Total tax charge on discontinued operations	6,754	—	—

Summary of movement in deferred tax assets

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued
	losses	profits	impairment	operations	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2019	9,594	25,587	51,001	—	1,625	87,807
Charged to profit or loss (continuing operations)	19,255	12,180	(485)	61,548	3,232	95,730
Exchange rate difference	(282)	(58)	365	—	(42)	(17)
At June 30, 2020	28,567	37,709	50,881	61,548	4,815	183,520
Charged to profit or loss (continuing operations)	6,278	(22,931)	683	—	2,885	(13,085)
Exchange rate difference	(592)	(82)	(1,217)	—	8	(1,883)
At June 30, 2021	34,253	14,696	50,347	61,548	7,708	168,552

Summary of unrecognized deferred tax assets

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Deductible temporary differences	223,977	127,500
Cumulative tax losses	229,946	483,437
Total	453,923	610,937

Summary of tax losses carried forward

	As at		As at
	June 30,		June 30,
	2020	Expiry date	2021	Expiry date
	RMB’000		RMB’000
Expire	52,971	2021-2041	147,928	2022-2042
Never expire	176,975	—	335,509	—